REVENUE (Tables)	12 Months Ended
Dec. 31, 2022
Disaggregation of Revenue [Abstract]
Summary of Disaggregation of Revenue
The following table presents a disaggregation of the Company’s revenues by revenue source for the twelve months ended December 31, 2022 and 2021 (in thousands):

	Twelve Months Ended December 31,
	2022	2021
Commerce-as-a-Service Revenue	$23,644	$19,830
Product sales revenue	41,540	51,346
Marketing revenue	15,482	19,249
Shipping revenue	9,660	7,030
Other revenue	4,145	3,893

Total revenue	$94,471	$101,348